Transactions with Related Parties - Management Fees (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
2017	$ 20,165
2018	20,386
2019	20,457
2020	20,457
2021	20,457
2022 to 2026	91,148
Total	$ 193,070